Stock-Based Compensation (Components Of Stock-Based Compensation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 29.2	$ 33.0	$ 35.5
Recognized tax benefits on stock-based compensation expense	6.5	10.3	9.0
To Be Settled With Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	17.0	19.9	21.5
Employee contributions for above stock plans	12.2	13.1	14.0
Total stock-based compensation	29.2	33.0	35.5
Recognized tax benefits on stock-based compensation expense	4.0	4.7	5.1
To Be Settled With Stock | Accounting Standards Update 2016-09
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized tax benefits on stock-based compensation expense	2.5	5.6	3.9
To Be Settled With Stock | Stock-based retirement plans contributions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	3.5	3.7	5.6
To Be Settled With Stock | Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2.2	2.1	1.9
To Be Settled With Stock | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1.4	1.3	1.3
To Be Settled With Stock | Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.9	1.0	1.1
To Be Settled With Stock | Performance Stock Unit Awards - TSR Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	3.2	2.8	1.2
To Be Settled With Stock | Performance Stock Unit Awards - EBIT CAGR Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	(1.9)	3.8	2.9
To Be Settled With Stock | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	1.8	3.6
To Be Settled With Stock | Profitable Growth Incentive (PGI) awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.9
To Be Settled With Stock | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	6.8	2.0	2.1
To Be Settled With Stock | Other, primarily non-employee directors restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.9	1.4	0.9
To Be Settled In Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	(2.0)	11.0	3.9
To Be Settled In Cash | Stock-based retirement plans contributions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.7	0.6	1.0
To Be Settled In Cash | Deferred Stock Compensation Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
To Be Settled In Cash | Stock-based retirement plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
To Be Settled In Cash | Discount Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
To Be Settled In Cash | Performance Stock Unit Awards - TSR Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	(0.7)	4.1	0.8
To Be Settled In Cash | Performance Stock Unit Awards - EBIT CAGR Based
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	(2.0)	5.3	2.5
To Be Settled In Cash | Performance Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	1.0	(1.3)
To Be Settled In Cash | Profitable Growth Incentive (PGI) awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.9
To Be Settled In Cash | Restricted Stock Unit Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	0.0	0.0	0.0
To Be Settled In Cash | Other, primarily non-employee directors restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 0.0	$ 0.0	$ 0.0